Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Customers Revenue or Accounts Receivable (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	36.00%	10.00%	29.00%			[1]
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%	14.00%	22.00%		29.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%		13.00%		16.00%
Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%		13.00%		16.00%
Revenue Benchmark [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		62.00%	22.00%		37.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	20.00%		[1]		[1]
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	53.00%	49.00%	20.00%			[1]
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	18.00%	18.00%			[1]
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	11.00%	11.00%			[1]
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			49.00%		87.00%

[1]	Represents less than 10%